Income Taxes - Summary of Interest and Penalties Receivable (Payable) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Net Interest Receivable Payable Related To Uncertain Tax Positions	$ 43	$ 314
Income Tax Examination, Liability (Refund) Adjustment from Settlement with Taxing Authority	$ 272